Share Capital (Details) - USD ($)					1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 15, 2021	Jun. 07, 2021	Feb. 13, 2018	Jun. 07, 2016	Mar. 17, 2022	Jan. 31, 2022	Aug. 30, 2021	May 28, 2021	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Share Capital (Details) [Line Items]
Preferred stock authorized (in Shares)									15,000,000	15,000,000		14,800,000		14,800,000
Preferred shares redeemed and cancelled (in Shares)			75,000
Amortization of debt discount												$ 1,545		$ 2,290
Ordinary shares, shares issued (in Shares)									367,175,886	367,175,886		332,024,371		230,485,100
Fair market value								$9,800,000
Additional shares (in Shares)								30,000,000
Balance of ordinary shares							$ 4,200,000
Stock option of granted (in Shares)												1,000,000
Service provider by fixed exercise price (in Dollars per share)												$ 2.5
Stock option of volatility												202.82%
Stock option of risk free rate									2.47%		1.37%	0.83%	1.14%
Annual dividend yield, percentage									0.00%	0.00%	0.00%	0.00%	0.00%
Expected life												5 years
Fair value of option granted												$ 1,514,982
Stock based compensation expense of granted amount												42,082
Aggregate intrinsic value of stock options outstanding									$ 300,000	$ 300,000		$ 0
Fair market value	$ 6,602,000				$ 5,000,000
Cost method investment	$ 6,602,000
Common stock, shares issued (in Shares)					15,151,515
Aggregate intrinsic value of stock options outstanding and stock options exercisable									0	0
Aggregate fair value of the options granted									1,057,958
Stock options granted amount									525,622	904,368
Stock options issued for software purchase (in Shares)						50,000
Cost of software						$ 11,237
Amortization in software amount									$ 936	$ 936
Minimum [Member]
Share Capital (Details) [Line Items]
Expected life										1 year
Volatility rate, percentage										188.87%
Risk-free rate, percentage										0.39%
Maximum [Member]
Share Capital (Details) [Line Items]
Expected life										5 years
Volatility rate, percentage										317.02%
Risk-free rate, percentage										1.26%
CMH [Member]
Share Capital (Details) [Line Items]
Common stock and series A preferred stock sold description				On June 7, 2016, the Company sold to CMH 15,450,000 shares of common stock and 100,000 shares of Series A preferred stock for $1,000,000.
Series A Preferred Stock [Member]
Share Capital (Details) [Line Items]
Description of preferred stock redemption												1) A stated value of $10 per share;2) The holder is entitled to receive cumulative dividends at the annual rate of 1.5% of stated value payable semi-annually on June 30 and December 31;3) The preferred stock must be redeemed at the stated value plus any unpaid dividends in 5 years (on or before June 7, 2021);4) The Series A preferred stock is non-voting. However, without the affirmative vote of the holders of the shares of the Series A preferred stock then outstanding, the Company may not alter or change adversely the powers, preferences or rights given to the Series A preferred stock or alter or amend the Certificate of Designation except to the extent that such vote relates to the amendment of the Certificate of Designation;5) The holders of the Series A preferred stock are not entitled to receive any preference upon the liquidation, dissolution or winding up of the business of the Company. Each holder of Series A preferred stock shall share ratably with the holders of the common stock of the Company.
Proceed from share issued												$ 1,000,000
Preferred stock discount												$ 45,793
Fixed redemption term												5 years
Preferred stock conversion rate (in Dollars per share)												$ 0.2
Dividend on redeemable preferred stock												$ 2,625		$ 3,750
Outstanding preferred stock		$ 250,000
Related accrued dividend (in Dollars per share)		$ 37,854
Ordinary shares, shares issued (in Shares)		1,439,271
Balance of ordinary shares (in Shares)												25,000		25,000
Share-Based Payment Arrangement, Option [Member]
Share Capital (Details) [Line Items]
Fair value stock options granted (in Shares)						50,000
Match Agreement [Member]
Share Capital (Details) [Line Items]
Percentage of shares							30.00%	70.00%
Balance of ordinary shares (in Shares)							493
Additional number of shares acquired (in Shares)							30,000,000
Business Combination [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)	20,000,000
Percentage of ordinary shares issued and outstanding	5.00%
Acquisition of equity interest					50.00%
Business Combination [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)								1,152
Board of Directors [Member]
Share Capital (Details) [Line Items]
Preferred stock authorized (in Shares)												15,000,000
Preferred stock, shares authorized (in Shares)									15,000,000	15,000,000
Match Agreement [Member] | Business Combination [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)								70,000,000
Stock Purchase Agreement [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Ordinary shares, shares issued (in Shares)								100,000
Percentage of shares								30.00%
Balance of ordinary shares (in Shares)								493
Shares issued								$ 14,000
Additional number of shares acquired (in Shares)								30,000,000
Stock Purchase Agreement [Member] | Business Combination [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)								100,000